CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	Common Stock [Member] Class A Ordinary Shares CNY (¥) shares	Common Stock [Member] Class B Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Parent CNY (¥)	Parent Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Treasury Stock CNY (¥) shares
Beginning Balance at Mar. 31, 2023	¥ 671,359					¥ 165	¥ 16	¥ 9,484,664	¥ 3,331	¥ (8,795,764)		¥ 82,396	¥ 637,362		¥ 33,997		¥ (137,446)
Beginning Balance, shares at Mar. 31, 2023 | shares						2,161,314,900	303,234,004
Beginning Balance, shares at Mar. 31, 2023 | shares																	272,394,100
Net loss	(66,959)									(59,285)			(59,285)		(7,674)
Share-based compensation	4,590							4,590					4,590
Foreign currency translation adjustments, net of nil tax	3,675											3,675	3,675
Unrealized securities holding gains, net of tax	3,496											3,496	3,496
Appropriations to statutory reserves									0
Exercise of option and RSUs shares | shares						254,400
Ending Balance at Mar. 31, 2024	614,454		¥ (1,707)			¥ 165	¥ 16	9,489,254	3,331	(8,856,494)	¥ (1,445)	89,567	588,393	¥ (1,445)	26,061	¥ (262)	¥ (137,446)
Ending Balance, shares at Mar. 31, 2024 | shares						2,161,569,300	303,234,004
Ending Balance, shares at Mar. 31, 2024 | shares																	272,394,100
Net loss	(60,573)									(62,557)			(62,557)		1,984
Share-based compensation	839							839					839
Foreign currency translation adjustments, net of nil tax	526											526	526
Unrealized securities holding gains, net of tax	(17,423)											(17,423)	(17,423)
Appropriations to statutory reserves									3,374	(3,374)
Repurchase of ordinary shares	(823)												(823)				¥ (823)
Repurchase of ordinary shares , shares | shares						(15,323,400)											15,323,400
Exercise of option and RSUs shares | shares						2,612,400
Ending Balance at Mar. 31, 2025	¥ 537,000					¥ 165	¥ 16	9,490,093	6,705	(8,922,425)		72,670	508,955		28,045		¥ (138,269)
Ending Balance, shares at Mar. 31, 2025 | shares				2,148,858,300	303,234,004	2,148,858,300	303,234,004
Ending Balance, shares at Mar. 31, 2025 | shares	287,717,500	287,717,500															287,717,500
Net loss	¥ 3,220	$ 466								1,841			1,841		1,379
Share-based compensation	16							16					16
Foreign currency translation adjustments, net of nil tax	(2,695)	(391)										(2,695)	(2,695)
Unrealized securities holding gains, net of tax	(0)	(0)
Appropriations to statutory reserves									2,757	(2,757)
Repurchase of ordinary shares	7												7				¥ 7
Repurchase of ordinary shares , shares | shares						122,400											(122,400)
Exercise of option and RSUs shares | shares						2,773,200
Deconsolidation of a subsidiary	(29,424)														(29,424)
Ending Balance at Mar. 31, 2026	¥ 508,124	$ 73,662				¥ 165	¥ 16	¥ 9,490,109	¥ 9,462	¥ (8,923,341)		¥ 69,975	¥ 508,124		¥ 0		¥ (138,262)
Ending Balance, shares at Mar. 31, 2026 | shares				2,151,753,900	303,234,004	2,151,753,900	303,234,004
Ending Balance, shares at Mar. 31, 2026 | shares	287,595,100	287,595,100															287,595,100